Stockholders’ Equity	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Stockholders’ Equity

8. Stockholders’ Equity:

The holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company’s ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation. The Company’s common stock has no par value per common stock and there is only one class of common shares. The Company has an unlimited number of common shares authorized for issue.

(a)	Common stock issuances:

There were no stock issuances during the quarter ended March 31, 2025 and 2024.

(b)	Stock option plans:

2015 stock option plan

In the year ended December 31, 2015, the shareholders approved the 2015 stock option plan. The 2015 stock option plan as amended in November 2020, is intended to provide incentive to employees, directors, advisors and consultants of the Company to encourage proprietary interest in the Company, to encourage such employees to remain in the employ of the Company or such directors, advisors and consultants to remain in the service of the Company, and to attract new employees, directors, advisors and consultants with outstanding qualifications.

During the year ended December 31, 2024, a new 10% “rolling” stock option plan (the “2024 Stock Option Plan”) that complies with the updated TSX Policy 4.4 was approved by the TSX-V, the Board of Directors and the Company’s shareholders. The 2024 Stock Option Plan will replace 2015 Stock Option Plan. Options granted under the 2015 Stock Option Plan will continue to be governed by the 2015 Stock Option Plan. The 2015 Stock Option plan will continue to exist until the stock options granted under the 2015 Stock Option are exercised, cancelled or expire. All new stock option grants will be made under the 2024 Stock Option Plan.

There were no options granted during the period ended March 31, 2025.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2025 and 2024

(Unaudited)

8.	Stockholders’ Equity: (Continued)

(b)	Stock option plans: (Continued)

During the period ended March 31, 2024, 2,318,750 options were granted to employees and consultants with an exercise price of CAD$0.20 ($0.14) where 2% vests per month. 1,056,250 options of these options were granted to directors and officers of the Company.

A summary of stock option activity for the stock option plans for the quarter ended March 31, 2025 and the year ended December 31, 2024 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.15
Cancelled	(25,000)	(0.14)
Outstanding December 31, 2024	10,359,750	$0.31

Cancelled	(65,000)	(0.19)
Outstanding March 31, 2025	10,294,750	$0.31

The aggregate intrinsic value for options as of March 31, 2025 was $63,222 (December 31, 2024 - $nil).

The following table summarizes information concerning outstanding and exercisable stock options at March 31, 2025:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,268,750	544,500	March 25, 2029
CAD$0.30	1,805,000	902,500	February 21, 2028
CAD$0.45	1,930,400	1,808,120	June 30, 2025
CAD$0.50	789,600	789,600	February 1, 2026
CAD$0.50	2,295,000	1,698,300	February 1, 2027
CAD$0.66	200,000	176,000	July 12, 2026
CAD$1.02	1,006,000	946,000	April 6, 2026
	10,294,750	6,865,020

During the quarter ended March 31, 2025, the Company recorded stock-based compensation of $68,249 on the options granted and vested (March 31, 2024 – $68,249) and as per the Black-Scholes option-pricing model, with a weighted average fair value per option grant of $0.21 (March 31, 2024 - $0.22).

(c)	The Equity Awards Plan:

During the quarter ended March 31, 2025 the Company initiated The Equity Awards Plan to complement the 2024 Stock Option Plan as an integral part of the Companies overall compensation plan.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2025 and 2024

(Unaudited)

8.	Stockholders’ Equity: (Continued)

(b)	The Equity Awards Plan: (Continued)

The Equity Awards Plan is a fixed 10% plan under which the Company may issue such number of security-based compensation (other than options) up to 10% of the issued and outstanding shares as of the date the Equity Awards Plan is implemented.

The plan is subject to the following limits (in addition to the 10% fixed cap) for so long as the Shares are listed and posted for trading on the TSXV: (i) not more than two (2%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be granted to any one Consultant in any 12 month period; (ii) unless the Company has obtained Disinterested Shareholder Approval, not more than five (5%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be issued to any one Person in any 12 month period; (iii) Investor Relations Service Providers shall not be eligible to receive any Awards; (iv) the aggregate number of Shares issuable to Insiders at any time under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Shares; (v) the aggregate number of Shares issuable to Insiders within any one (1) year period under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Share.